Related Parties (Details) ₪ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2016	Dec. 31, 2017
Related Parties (Details) [Line Items]
Amount of monthly consideration | ₪		₪ 35,000
Maximum [Member]
Related Parties (Details) [Line Items]
Amount of monthly consideration | $	$ (15,896)
Related Party Member
Related Parties (Details) [Line Items]
Acquisition agreement, description				Pursuant to a Management Services Agreement entered into as part of the acquisition agreement, iDnext was paid a monthly fee of NIS 33,000 (approximately $8.5) through December 31, 2017. The Management Services Agreement expired on December 31, 2017.
Bonus from net profit, Percentage			15.00%
NIS [Member] | Minimum [Member]
Related Parties (Details) [Line Items]
Amount of monthly consideration | ₪		53,000
NIS [Member] | Related Party Member
Related Parties (Details) [Line Items]
Amount of monthly consideration | $	(10,497)
NIS [Member] | Related Party Member | Minimum [Member]
Related Parties (Details) [Line Items]
Amount of monthly consideration | ₪		₪ 33,000
NIS [Member] | Related Party Member | Maximum [Member]
Related Parties (Details) [Line Items]
Amount of monthly consideration | $	$ (9,898)